Loans and borrowings (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	May 19, 2022	Mar. 07, 2022	Mar. 04, 2022	Jan. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Total	R$ 78,671					R$ 146,594	R$ 30,038
Current	31,001					44,060
Non-current	R$ 47,670					102,534
Banco Daycoval S.A.
Disclosure of detailed information about borrowings [line items]
Interest rate	12.01%
Currency	Brazil
Maturity	2024
Total	R$ 0					8,188
Itaú Unibanco S.A.
Disclosure of detailed information about borrowings [line items]
Interest rate	10.34%	3.66%	3.05%
Currency	Brazil
Maturity	2024
Total	R$ 0					8,131
Banco Bradesco S.A.
Disclosure of detailed information about borrowings [line items]
Interest rate	8.44%			14.77%
Currency	Brazil
Maturity	2025
Total	R$ 0					10,098
Banco Bradesco S.A.
Disclosure of detailed information about borrowings [line items]
Interest rate	4.10%
Currency	Brazil
Maturity	2026
Total	R$ 0					10,060
Banco do Brasil S.A.
Disclosure of detailed information about borrowings [line items]
Interest rate	5.20%
Currency	Brazil
Maturity	2025
Total	R$ 0					15,103
Citibank, N.A.
Disclosure of detailed information about borrowings [line items]
Interest rate	4.53%				3.62%
Currency	USD
Maturity	2025
Total	R$ 0					21,096
Itaú Unibanco S.A. – Nassau Branch
Disclosure of detailed information about borrowings [line items]
Interest rate	12.28%
Currency	EUR
Maturity	2025
Total	R$ 12,061					19,167
Banco BMG S.A.
Disclosure of detailed information about borrowings [line items]
Interest rate	6.32%
Currency	Brazil
Maturity	2023
Total	R$ 3,130 [1]					9,344
Banco BTG Pactual S.A.
Disclosure of detailed information about borrowings [line items]
Interest rate	5.15%
Currency	Brazil
Maturity	2024
Total	R$ 0					30,049
Itaú Unibanco S.A.
Disclosure of detailed information about borrowings [line items]
Interest rate	12.15%
Currency	Brazil
Maturity	2025
Total	R$ 433					353
Banco do Brasil S.A.
Disclosure of detailed information about borrowings [line items]
Interest rate	5.30%
Currency	Brazil
Maturity	2025
Total	R$ 0					15,005
Banco Santander S.A.
Disclosure of detailed information about borrowings [line items]
Interest rate	5.98%
Currency	Brazil
Maturity	2024
Total	R$ 25,000					0
Citibank, N.A.
Disclosure of detailed information about borrowings [line items]
Interest rate	3.62%
Currency	USD
Maturity	2025
Total	R$ 0					0
Itaú Unibanco S.A. – Nassau Branch
Disclosure of detailed information about borrowings [line items]
Interest rate	3.05%
Currency	USD
Maturity	2026
Total	R$ 8,921					0
Banco Bradesco S.A.
Disclosure of detailed information about borrowings [line items]
Interest rate	14.77%
Currency	Brazil
Maturity	2026
Total	R$ 29,126					0
Itaú Unibanco S.A. – Nassau Branch
Disclosure of detailed information about borrowings [line items]
Interest rate	3.66%
Currency	USD
Maturity	2022
Total	R$ 0					R$ 0

[1]	This include two loans contracted fixed rate in Euro and USD and swapped to CDI in Reais.